Operations	12 Months Ended
Dec. 31, 2025
Operations [Abstract]
Operations
1 Operations

XP Inc. (the “Company”) is a Cayman Island company with limited liability, incorporated on August 29, 2019. The registered office of the Company is 20, Genesis Close, in George Town, Grand Cayman.
XP Inc. is currently the entity which is registered with the U.S. Securities and Exchange Commission (“SEC”). The common shares are trading on the Nasdaq Global Select Market (“NASDAQ-GS”) under the symbol “XP”.
XP Inc. is a holding company controlled by XP Control LLC, which holds 71.3% of voting rights and is controlled by a group of individuals.
XP Inc. and its subsidiaries (collectively, “Group” or “XP Group”) is a leading, technology-driven financial services platform and a trusted provider of low-fee financial products and services in Brazil and the United States of America (“USA”). XP Group are principally engaged in providing its customers, represented by individuals and legal entities in Brazil and abroad, various financial products, services, digital content and financial advisory services, acting as broker-dealer, including securities brokerage, private pension plans, commercial and investment banking products such as loan operations, transactions in the foreign exchange markets and deposits, through our brands that reach clients directly and through network of Independent Financial Advisers (“IFAs”).
These consolidated financial statements were approved by the Board of Director’s meeting on April 29, 2026.
1.1 Share buy-back programs
On February 20, 2024, the Board of Directors approved a new share repurchase program, which aims to neutralize future shareholder dilution due to the vesting of Restricted Stock Units (RSUs) from the Company´s long-term incentive plan. The Company proposes to undertake a share repurchase program pursuant to which the Board can annually, in each calendar year, approve the repurchase by the Company of a number of Class A common shares equal to the number of RSUs that have vested or will vest during the current calendar year.
Under the approved repurchase program for 2024, XP may repurchase up to 2,500,000 Class A common shares within the period started on February 28, 2024, and ending on December 27, 2024. The repurchase limit was reached on May 23, 2024 and the program has terminated.
On May 23, 2024, the Board of Directors approved a new share repurchase program. Under the program, XP may repurchase up to the amount in dollars equivalent to R$1.0 billion of its outstanding Class A common shares over a period beginning on May 23, 2024, continuing until the earlier of the completion of the repurchase or December 31, 2024, depending upon market conditions. The repurchase limit was reached on June 4, 2024 and the program has terminated.
On November 19, 2024, the Board of Directors approved a new share repurchase program, under which XP may repurchase up to the amount in dollars equivalent to R$1.0 billion of its outstanding Class A common shares over a period beginning on November 20, 2024, continuing until the earlier of the completion of the repurchase or November 20, 2025, depending on market conditions. The repurchase limit of R$1.0 billion was reached on May 12, 2025 and the program has terminated.
On May 19, 2025, the Board of Directors approved a new share buy-back program, under which XP may repurchase up to the amount equivalent to R$1.0 billion of its outstanding Class A common shares over a period beginning on May 21, 2025, continuing until the earlier of the completion of the repurchase or December 31, 2026, depending upon market conditions. The repurchase limit of R$ 1.0 billion was reached on October 20, 2025 and the program has terminated.
On November 17, 2025, the Board of Directors approved a new share buy-back program, under which XP may repurchase up to the amount equivalent to R$1.0 billion of its outstanding Class A common shares over a period beginning on November 18, 2025, continuing until the earlier of the completion of the repurchase or November 18, 2026, depending upon market conditions.
As of December 31, 2025, the Company held in treasury 88,650 Class A shares (equivalent to R$8.0 million or US$1.4 million), acquired under its share buy-back programs, which were acquired at an average price of US$16.28 per share, with prices ranging from US$15.82 to US$16.60.
For further information on treasury shares, see note 24(c).
1.2 Corporate reorganization
In order to improve corporate structure, Group´s capital and cash management, XP Inc. concluded some entity reorganizations, as follows:
(i)Inversion of financial institutions in Brazil: On January 5, 2024, the completion of this corporate reorganization was approved. As of this date, XP CCTVM became a wholly-owned subsidiary of Banco XP which became the leader of the XP Prudential Conglomerate (Brazilian Central Bank oversight definition).
(ii)Banco XP as the main shareholder of the Group’s Investments: On November 14, 2024, a wider corporate reorganization was approved and Banco XP became the main shareholder of the Group’s subsidiaries, as XP Investimentos S.A. became owned by Banco XP.
(iii)XP Investimentos S.A. spin-off: On May 1, 2025, the investment held by XP Investimentos S.A. in XP Controle 5 Participações and some commercial notes issued by XP Investimentos were spun off. As a result of this transaction, XP Controle 5 Participações became a wholly-owned subsidiary of Banco XP.
The corporate reorganization events described above had no material impacts on Group’s financial position and results of operations.